Annual Fund Operating Expenses - Invesco SP International Developed Low Volatility ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.25%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%

[1]	“Management Fees” have been restated to reflect current fees.